Earnings/(loss) per share (Details) - EUR (€) € / shares in Units, € in Millions	5 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2015
Earnings per share [line items]
Net profit/(loss) attributable to shareholders (€m)		€ (337.3)	€ 136.5	€ 36.4	€ (167.5)
Weighted average Ordinary Shares and Founder Preferred Shares		145,590,810	176,080,272	183,518,743	50,025,000
Basic earnings/(loss) per share (in euros per share)		€ (2.32)	€ 0.78	€ 0.20	€ (3.35)
Weighted average Ordinary Shares and Founder Preferred Shares		145,590,810	184,786,162	183,528,621	50,025,000
Diluted earnings/(loss) per share (in euros per share)		€ (2.32)	€ 0.74	€ 0.20	€ (3.35)
Predecessor
Earnings per share [line items]
Net profit/(loss) attributable to shareholders (€m)	€ (128.0)